Operating and Geographic Segmentation - Summary of Average Assets, Grouped by Operating Segment (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of operating segments [line items]
Average Earning Assets	$ 897,302	$ 853,336	$ 759,395
Canadian Personal and Commercial Banking [Member]
Disclosure of operating segments [line items]
Average Earning Assets	248,215	234,953	222,260
United States Personal and Commercial Banking[Member]
Disclosure of operating segments [line items]
Average Earning Assets	122,166	130,190	119,640
All Other Operating Segments [Member]
Disclosure of operating segments [line items]
Average Earning Assets	$ 526,921	$ 488,193	$ 417,495